Debt (Details) - Schedule of Reclassifications from AOCI into Income - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest expense reclassified from AOCI into net loss	$ 8,809	$ 9,002